ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES
ACCRUED EXPENSES

17.  ACCRUED EXPENSES

The breakdown of accrued expenses is as follows:

	2022	2023
Operation, maintenance, and telecommunication service	8,183	5,813
Salaries and benefits	4,014	3,909
General, administrative, and marketing expenses	3,067	3,114
Interest and bank charges	181	243
Total	15,445	13,079

Refer to Note 31 for details of related party transactions.